LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
Loans And Borrowings
LOANS AND BORROWINGS

15.	LOANS AND BORROWINGS

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.21	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.22
Local currency
Working capital	Fixed / CDI	10.72% (5.24% on 12.31.21)	0.6	406,962	386,844	(392,684)	(18,473)	26,902	(365)	409,186
Certificate of agribusiness receivables (4)	IPCA	11.80% (16.57% on 12.31.21)	1.0	967,948	(242)	-	(86,620)	118,560	-	999,646
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	(3.12% on 12.31.21)	-	7,679	-	(6,328)	(1,472)	121	-	-
Debentures	CDI / IPCA	12.09% (15.54% on 12.31.21)	8.5	4,210,015	1,649,905	(70,000)	(258,593)	408,819	-	5,940,146
Export credit facility (5)	Fixed / CDI	9.05% (10.87% on 12.31.21)	5.3	3,516,273	637,000	(415,706)	(272,642)	290,544	(141,914)	3,613,555

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.21)	-	3,601	100,326	(98,667)	(827)	853	-	5,286
				9,112,478	2,773,833	(983,385)	(638,627)	845,799	(142,279)	10,967,819

Foreign currency
Bonds	Fixed / FX USD and EUR	4.91% (4.82% on 12.31.21)	11.0	15,544,012	-	(2,416,162)	(793,711)	724,476	(1,156,325)	11,902,290
Export credit facility	Fixed / LIBOR / FX USD	7.10% (3.43% on 12.31.21)	0.2	311,385	-	(170,051)	(7,119)	7,609	(8,937)	132,887
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	3,103	-	(2,766)	-	(53)	(284)	-
Working capital	Fixed / FX TRY and USD	16.83% (13.35% on 12.31.21)	0.7	485,052	618,780	(412,058)	(78,844)	74,581	(173,507)	514,004

				16,343,552	618,780	(3,001,037)	(879,674)	806,613	(1,339,053)	12,549,181
				25,456,030	3,392,613	(3,984,422)	(1,518,301)	1,652,412	(1,481,332)	23,517,000

Current				3,203,068						3,879,874
Non-current				22,252,962						19,637,126
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	Includes interest amounts, monetary restatement of the principal and coupon.
(4)	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(5)	On December 31, 2022, includes the amount of R$2,019,866 (R$2,160,061 on December 31, 2021) referring to an Export Credit Facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.20	Borrowing	Business combination	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.21
Local currency
Working capital	Fixed / CDI	5.24% (3.25% on 12.31.20)	0.7	368,681	400,000	25,950	(389,734)	(11,910)	13,975	-	406,962
Certificate of agribusiness receivables	IPCA	16.57% (10.21% on 12.31.20)	2.0	821,093	-	-	-	95	146,760	-	967,948
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	3.12%	3.7	-	-	9,006	(1,351)	(87)	111	-	7,679
Debentures	CDI / IPCA	15.54% (8.28% on 12.31.20)	7.3	3,022,005	965,549	-	-	(188,668)	411,129	-	4,210,015
Export credit facility	Fixed / CDI / FX USD	10.87% (3.69% on 12.31.20)	4.2	2,408,697	937,250	20,456	(5,632)	(117,679)	122,510	150,671	3,516,273

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.20)	-	44,816	82,064	-	(123,236)	(797)	754	-	3,601
				6,665,292	2,384,863	55,412	(519,953)	(319,046)	695,239	150,671	9,112,478

Foreign currency
Bonds	Fixed / FX USD and EUR	4.82% (4.81% on 12.31.20)	11.6	14,829,993	-	-	(314,806)	(790,836)	888,804	930,857	15,544,012
Export credit facility	Fixed / LIBOR / FX USD	3.43% (3.13% on 12.31.20)	1.3	392,636	-	30,476	(138,870)	(10,867)	10,466	27,544	311,385
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	-	249,000	2,672	(249,000)	(1,182)	1,363	250	3,103
Working capital	Fixed / FX TRY and USD	13.35% (10.98% on 12.31.20)	1.5	516,505	356,919	29,555	(172,718)	(71,436)	85,339	(259,112)	485,052

				15,739,134	605,919	62,703	(875,394)	(874,321)	985,972	699,539	16,343,552
				22,404,426	2,990,782	118,115	(1,395,347)	(1,193,367)	1,681,211	850,210	25,456,030

Current				1,059,984							3,203,068
Non-current				21,344,442							22,252,962

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.

The maturity schedule of the loans and borrowings is presented on note 24.3.

On December 31, 2022 and on December 31, 2021 the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

In the ordinary course of business, the Company from time to time may consider repurchasing any of its Senior Unsecured Notes (Bonds), subject market conditions, as alternative for improving the cost of capital and for better equalization of the foreign exchange balances and of the indebtedness profile. Such repurchases may be carried out in different ways, including open market transactions. Subject to compliance with applicable laws, any such transaction may be carried out at any time, and the Company has no obligation to acquire any particular amount of Bonds.

15.1.    Revolving credit facility

With the purpose of maintaining a prudential and sustainable short-term liquidity position, in line with the adoption of measures to extend its average debt maturity and reduce the cost of debt, on December 12, 2019 the Company retained from Banco do Brasil a revolving credit facility up to the limit of R$1,500,000 for a period of three years, which renewal was approved by the Board of Directors on October 21, 2022, under the same conditions, for an additional period of 2 years. On October 28, 2020 the Company retained an additional revolving credit facility before Banco do Brasil, up to the limit of R$1,500,000, for the next three years. The referenced credit facilities can be withdrawn totally or partially, at the Company’s will, whenever necessary. As of December 31, 2022, the credit facilities were available, but unused.

15.2.    Guarantees

	12.31.22	12.31.21
Total loans and borrowings	23,517,000	25,456,030
Mortgage guarantees	5,286	20,343
Related to FINAME	-	16,742
Related to tax incentives and other	5,286	3,601

On December 31, 2022, the amount of bank guarantees contracted by the Company was of R$447,736 (R$478,468 as of December 31, 2021) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.92% p.a. (1.93% p.a. as of December 31, 2021).

15.3.    Debentures offering

On July 13, 2022, the securitization company subscribed, under the private placement, 1,700,000 (one million and seven hundred thousand) debentures with a unit face value of R$ 1 (one thousand Reais) and consists of two series, in a total amount of R$1,700,000 (one billion and seven hundred million Reais). The first series is composed of 710,000 (seven hundred and ten thousand) debentures, with maturity on July 13, 2027 and indexed to DI. The second series is composed of 990,000 (nine hundred and ninety thousand) debentures, with maturity on July 13, 2032 and indexed to IPCA.

15.4.    Senior Notes repurchase

During the year ended on December 31, 2022, the Company repurchased the following issues of senior notes: 4.875% Senior Notes due in 2030 and 5.75% Senior Notes due in 2050. The result of the repurchases is set forth below:

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 4 7/8	USD	2030	102,291	537,837	588,307	3,069,609
BRF S.A. - BRFSBZ 5 3/4	USD	2050	128,810	676,862	671,190	3,502,068
(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.22.

The Company paid the amount equivalent to R$950,924 for the repurchase of these liabilities, which includes notional as depicted above, increased by interest, premium and taxes in the amount of R$12,142 and net of financial income in the amount of R$275,917 referring to the discount on the repurchase. Furthermore, the repurchase generated financial expenses in the amount of R$12,830 related to financial taxes and R$23,941 with the write-off of the costs of issuance.